Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2021
2	Collection Period	12/1/2020	12/31/2020	31
3	Monthly Interest Period-Actual	12/15/2020	1/14/2021	31
4	Monthly Interest - Scheduled	12/15/2020	1/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	100,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	198,300,000.00	85,882,750.43	-	-	10,782,794.26	75,099,956.17	0.3787189
7	Class A-2b Notes	100,000,000.00	43,309,506.02	-	-	5,437,616.87	37,871,889.15	0.3787189
8	Class A-3 Notes	278,300,000.00	278,300,000.00	-	-	-	278,300,000.00	1.0000000
9	Class A-4 Notes	81,430,000.00	81,430,000.00	-	-	-	81,430,000.00	1.0000000
10	Total Class A Notes	758,030,000.00	488,922,256.45	-	-	16,220,411.13	472,701,845.32
11	Class B Notes	40,500,000.00	40,500,000.00	-	-	-	40,500,000.00	1.0000000

12	Total Notes	$798,530,000.00	529,422,256.45	$0.00	$0.00	$16,220,411.13	513,201,845.32

	Overcollateralization
13	Exchange Note	55,808,444.14	40,499,356.89				39,526,132.23
14	Series 2019-B Notes	75,802,291.54	105,067,668.24				106,040,892.90

15	Total Overcollateralization	131,610,735.68	145,567,025.13				145,567,025.13
16	Total Target Overcollateralization	$145,567,025.13	145,567,025.13				145,567,025.13

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		2.15103%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.05000%	146,716.37	0.7398708	10,782,794.26	54.3761687	0.00
19	Class A-2b Notes	0.15863%	0.41863%	15,612.51	0.1561251	5,437,616.87	54.3761687	0.00
20	Class A-3 Notes		2.03000%	470,790.83	1.6916667	0.00	0.0000000	0.00
21	Class A-4 Notes		2.07000%	140,466.75	1.7250000	0.00	0.0000000	0.00
22	Total Class A Notes			773,586.46	1.0205222	16,220,411.13	21.3981124	0.00
23	Class B Notes		2.13000%	71,887.50	1.7750000	0.00	0.0000000	0.00

24	Totals			845,473.96	1.0587880	16,220,411.13	20.3128388	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	874,332,291.54	634,489,924.69	619,242,738.22

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	6.85%	6.85%
27	Aggregate Securitization Value	930,140,735.68	658,768,870.45
28	Aggregate Base Residual Value (Not Discounted)	671,102,471.35	555,050,376.85

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	7	74,238.53
30	Turn-in Ratio on Scheduled Terminations			28.57%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	30,626	674,989,281.58
32	Depreciation/Payments		(7,179,695.85)
33	Gross Credit Losses	(51)	(1,173,941.82)
34	Early Terminations — Regular	(15)	(317,631.13)
35	Scheduled Terminations — Returned	(19)	(310,491.10)
36	Payoff Units & Lease Reversals	(291)	(7,238,651.23)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	30,250	658,768,870.45

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2020

C.	SERVICING FEE
39	Servicing Fee Due	562,491.07

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(12,936.10)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,650,703.68
43	Beginning Reserve Account Balance	4,650,703.68
44	Ending Reserve Account Balance	4,650,703.68

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	29,877	99.08%	650,026,939.62
46	31 - 60 Days Delinquent	212	0.70%	5,015,666.58
47	61 - 90 Days Delinquent	51	0.17%	1,287,165.58
48	91 -120 Days Delinquent	16	0.05%	381,001.63
49	121+ Days Delinquent	-	-	-

50	Total	30,156	100.00%	656,710,773.41

51	Total 61+ Delinquent as % End of Period Securitization Value		0.25%
52	Delinquency Trigger Occurred		NO

53	Prepayment Speed (1 Month)		1.01%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	34	628,122.23
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(664,449.94)
56	Less: Excess Wear and Tear Received in Current Period		(4,015.75)
57	Less: Excess Mileage Received in Current Period		(6,724.09)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(47,067.55)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.08%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.16%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.14%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		0.01%
63	Four Month Average		-0.09%

64	Beginning Cumulative Net Residual Losses		(677,080.22)
65	Current Period Net Residual Losses		(47,067.55)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(724,147.77)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.08%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	51	1,173,941.82
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,083,329.83)

70	Current Period Net Credit Losses/(Gains)		90,611.99

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.16%
72	Prior Period Net Credit Losses/(Gains) Ratio		-0.01%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.43%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.01%
75	Four Month Average		0.15%

76	Beginning Cumulative Net Credit Losses		4,094,703.45
77	Current Period Net Credit Losses		90,611.99

78	Ending Cumulative Net Credit Losses		4,185,315.44

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.45%

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

80	Lease Payments Received	11,229,783.65
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	366,503.50
82	Liquidation Proceeds, Recoveries & Expenses	785,547.62
83	Insurance Proceeds	297,782.21
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	308,686.28
85	Payoff Payments	8,055,882.62
86	All Other Payments Received	-

87	Collected Amounts	21,044,185.88

88	Investment Earnings on Collection Account	2,877.82

89	Total Collected Amounts - Available for Distribution	21,047,063.70

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	562,491.07
91	Interest on the Exchange Note - to the Trust Collection Account	1,126,219.62
92	Principal on the Exchange Note - to the Trust Collection Account	15,247,186.47
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,953,054.06
94	Remaining Funds Payable to Trust Collection Account	158,112.48

95	Total Distributions	21,047,063.70

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	26,950,572.63

97	Investment Earnings on Reserve Account	489.25

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	26,951,061.88

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	28,124.55
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	773,586.46
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	71,887.50
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	16,220,411.13
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	4,096,052.24
110	Retained Amounts	5,761,000.00

111	Total Distributions	26,951,061.88

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2019-B, and (ii) the residual interest in the 2019-B  Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2019-B Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.